Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transactions
Amount due from related party	$ 1,932		¥ 38		¥ 13,284
Borrowing from related parties	652	¥ 4,480
Repayments to related parties	664	4,562	1,025	¥ 321
Due to chairman and chief exercise officer	$ 227		2,467		1,564
Jiangxi Tiangong
Related Party Transactions
Payments made on behalf of related party to exercise significant influence		0	287	0
Amount due from related party			38	0	35
Proceeds from collection of advance to related party for exercise significant influence			249
Yichun Chuaichuai
Related Party Transactions
Amount due from related party			0	0	11,124
Purchases to related parties		9,636	1,712	0
Amount paid		4,420	1,712
Amount due to related party			1,173	0	352
Yichun Guangyao
Related Party Transactions
Payments made on behalf of related party to exercise significant influence		2,100	0	0
Mr. Richard Rixue Li
Related Party Transactions
Borrowing from related parties		0	0	0
Repayments to related parties		493	1,025	320
Due to chairman and chief exercise officer			1,294	2,319	801
Mr. Rimei Li
Related Party Transactions
Borrowing from related parties		4,480
Repayments to related parties		4,069
Due to chairman and chief exercise officer					¥ 411
Shikonglian
Related Party Transactions
Payments made on behalf of related party to exercise significant influence		¥ 25	¥ 0	¥ 0